Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
OPERATING ACTIVITIES
Profit from continuing operations	$ 9,990	$ 5,157	[1]	$ 8,606	[1]
Depreciation, amortization and impairment	4,657	4,624		4,625
Impairment losses on receivables, inventories and other assets	112	107		130
Additions/(reversals) in provisions and employee benefits	216	504		175
Net finance cost/(income)	3,473	8,826		6,626
Loss/(gain) on sale of property, plant and equipment and intangible assets	(149)	(82)		(104)
Loss/(gain) on sale of subsidiaries, associates and assets held for sale	(34)	(20)		(47)
Equity-settled share-based payment expense	340	333		348
Income tax expense	2,786	2,585		1,658
Other non-cash items included in profit	(220)	(654)		(261)
Share of result of associates and joint ventures	(152)	(153)		(430)
Cash flow from operating activities before changes in working capital and use of provisions	21,019	21,227		21,326
Decrease/(increase) in trade and other receivables	(258)	(105)		98
Decrease/(increase) in inventories	(426)	(588)		(255)
Increase/(decrease) in trade and other payables	679	1,170		292
Pension contributions and use of provisions	(715)	(487)		(577)
Cash generated from operations	20,299	21,217		20,884
Interest paid	(4,450)	(4,559)		(4,777)
Interest received	523	429		811
Dividends received	160	141		143
Income tax paid	(3,136)	(3,047)		(2,141)
Cash flow from operating activities	13,396	14,181		14,920
INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets	(5,174)	(5,005)		(4,680)
Proceeds from sale of property, plant and equipment and of intangible assets	320	437		538
Acquisition of subsidiaries, net of cash acquired	(385)	(84)		(571)
Sale of subsidiaries, net of cash disposed of	133	257		40
Net proceeds from sale/(acquisition) of investment in short-term debt securities	(9)	1,296		4,337
Net proceeds from sale/(acquisition) of other assets	(25)	(172)		(277)
Net repayments/(payments) of loans granted	12	(156)		215
Proceeds from assets held for sale	55	0		15
Proceeds from SAB transaction-related divestitures		(330)		11,697
Taxes on SAB transaction-related divestitures		(100)		(3,449)
Cash flow from investing activities	(5,073)	(3,857)		7,865
FINANCING ACTIVITIES
(Purchase)/sale of non-controlling interest	222	(923)		(207)
Proceeds from public offering of minority stake in Budweiser APAC	5,575
Proceeds from borrowings	22,584	17,782		13,352
Payments on borrowings	(30,592)	(22,489)		(23,333)
Cash net finance (cost)/income other than interests	(845)	(513)		(1,498)
Payment of lease liabilities	(441)	(423)		(373)
Dividends paid	(5,015)	(7,761)		(9,275)
Cash flow from financing activities	(8,512)	(14,327)		(21,334)
Net increase/(decrease) in cash and cash equivalents on continuing operations	(189)	(4,003)		1,451
Net increase/(decrease) in cash and cash equivalents on discontinued operations	539	755		827
Cash and cash equivalents less bank overdrafts at beginning of year	6,960	10,355		8,395
Effect of exchange rate fluctuations	(141)	(148)		(319)
Cash and cash equivalents less bank overdrafts at end of period	$ 7,169	$ 6,960		$ 10,355

[1]	The consolidated income statements for 2017 and 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.